Warranty Liability - Disclosure of warranty liability (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Warranty Provision Abstract
Opening balance	$ 1,042,983	$ 949,751
Warranty additions	1,375,673	456,779
Warranty disbursements	(339,349)	(278,726)
Warranty expiry	0	(85,251)
Foreign exchange translation	(1,557)	430
Total	2,077,749	1,042,983
Current portion	535,484	313,517
Long term portion	1,542,265	729,466
Total	$ 2,077,749	$ 1,042,983